CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents	$ 388,241	$ 424,356
Investments	40,961	329,258
Trade receivables	361,010	352,894
Other receivables	54,586	90,407
Inventories	73,721	83,741
Assets classified as held for sale	2,153
Total current assets	920,672	1,280,656
Non-Current Assets
Trade receivables	527	670
Other receivables	59,724	52,144
Deferred income tax assets	40,237	36,693
Investments	16,598	63,274
Goodwill	4,113,535	4,100,682
PP&E	5,281,751	6,033,942
Intangible assets	2,312,933	2,407,444
Right of use assets	599,242	572,872
Total non-current assets	12,424,547	13,267,721
TOTAL ASSETS	13,345,219	14,548,377
Current Liabilities
Trade payables	542,367	947,795
Borrowings	1,308,379	1,496,584
Salaries and social security payables	275,963	242,066
Income tax payables	5,562	4,148
Other taxes payables	110,577	103,976
Dividends payables	837
Leases liabilities	90,902	76,321
Other liabilities	49,273	54,343
Provisions	4,737	14,183
Total current liabilities	2,388,597	2,939,416
Non-Current Liabilities
Trade payables	20,095	2,427
Borrowings	2,201,807	4,155,516
Salaries and social security payables	11,548	9,904
Deferred income tax liabilities	1,720,619	1,224,781
Other taxes payables	2	29
Leases liabilities	168,856	159,117
Other liabilities	18,696	24,030
Provisions	64,459	69,366
Total non-current liabilities	4,206,082	5,645,170
TOTAL LIABILITIES	6,594,679	8,584,586
EQUITY
Equity attributable to Controlling Company	6,616,647	5,757,819
Equity attributable to non-controlling interest	133,893	205,972
TOTAL EQUITY(See Consolidated Statements of Changes in Equity)	6,750,540	5,963,791
TOTAL LIABILITIES AND EQUITY	$ 13,345,219	$ 14,548,377